Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Impairment Loss	$ 0	$ 0
Amortization expense of intangible assets	12,900	$ 13,600	$ 14,300
Future Amortization Expense, 2017	12,200
Future Amortization Expense, 2018	11,400
Future Amortization Expense, 2019	10,700
Future Amortization Expense, 2020	10,100
Future Amortization Expense, 2021	$ 9,200